N-4	Oct. 21, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Oct. 21, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

As of November 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Invesco V.I. American Value Fund Series I; Invesco Advisers, Inc.	0.76%[1]

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees and/or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Pacific Advisory Variable Annuity [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	As of November 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:
Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses
Invesco V.I. American Value Fund Series I; Invesco Advisers, Inc.	0.76%[1]

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees and/or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees and/or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Pacific Advisory Variable Annuity [Member] | Invesco V.I. American Value Fund Series I [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.76%	[1]

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees and/or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.